Additional Information of Expenses by Nature - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Top of range [member] | Compensation to Directors [member]
Expense by nature [line items]
Profit sharing bonus, percentage	0.30%	0.30%
Bottom of range [member] | Bonus to Employees [member]
Expense by nature [line items]
Profit sharing bonus, percentage	1.00%	1.00%